T. ROWE PRICE EUROPEAN STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRIA 1.7%
Common Stocks 1.7%
BAWAG Group	388,313	16,783
Total Austria (Cost $17,425)		16,783
BELGIUM 1.9%
Common Stocks 1.9%
KBC Group	150,314	11,030
Warehouses De Pauw, CVA	292,691	8,365
Total Belgium (Cost $18,813)		19,395
DENMARK 2.1%
Common Stocks 2.1%
Novo Nordisk, B Shares	348,934	21,240
Total Denmark (Cost $15,991)		21,240
FINLAND 1.0%
Common Stocks 1.0%
Konecranes	328,967	9,916
Total Finland (Cost $12,699)		9,916

FRANCE 17.3%
Common Stocks 17.3%
Air Liquide	201,872	29,189
BNP Paribas	125,904	6,682
Capgemini	88,133	10,945
Dassault Aviation	12,724	15,478
EssilorLuxottica	69,457	10,284
JCDecaux	485,600	12,979
Schneider Electric	247,340	24,666
SEB	103,701	13,315
Thales	159,632	17,517

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
TOTAL	474,899	23,123
Verallia SASU (1)	313,733	11,492
Total France (Cost $154,535)		175,670

GERMANY 10.0%

Common Stocks 10.0%
Allianz	106,188	25,352
E. ON	1,376,507	15,597
GEA Group	501,512	15,017
KION Group	114,932	7,194
Norma Group	41,417	1,510
Scout24	298,151	20,493
Zalando (1)	334,232	16,003
Total Germany (Cost $83,553)		101,166

ITALY 9.5%

Common Stocks 9.5%
De' Longhi	145,322	2,738
Eni	1,420,760	19,902
FinecoBank Banca Fineco	1,067,150	12,486
Freni Brembo	923,696	10,565
Hera	4,806,483	21,862
Italgas	1,614,932	10,735
Prysmian	835,714	18,538
Total Italy (Cost $97,276)		96,826

NETHERLANDS 5.0%

Common Stocks 5.0%
ASML Holding	38,463	10,794
Corbion	322,393	11,167
Koninklijke DSM	126,904	15,445
Koninklijke Vopak	253,541	13,576
Total Netherlands (Cost $40,987)		50,982

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SPAIN 8.9%

Common Stocks 8.9%
Acerinox	1,341,680	13,062
Aedas Homes (1)	441,972	10,008
Bankinter	2,458,351	15,942
Cellnex Telecom	447,112	22,237
Cia De Distribucion Integral Logista Holdings	719,646	16,148
Grifols	375,265	12,604
Total Spain (Cost $79,784)		90,001

SWEDEN 7.1%

Common Stocks 7.1%
Autoliv, SDR	141,030	10,918
Epiroc, A Shares	931,364	10,775
Getinge, B Shares	1,379,551	23,494
Husqvarna, B Shares	1,323,503	9,975
Nordea Bank Abp (EUR)	33,288	262
Nordea Bank Abp	1,706,800	13,464
Sandvik	199,586	3,643
Total Sweden (Cost $64,087)		72,531

SWITZERLAND 14.9%

Common Stocks 14.9%
Nestle	393,141	43,361
Novartis	344,371	32,532
Roche Holding	133,409	44,754
Zurich Insurance Group	73,570	30,540
Total Switzerland (Cost $102,325)		151,187

UNITED KINGDOM 16.7%

Common Stocks 16.7%
AstraZeneca	225,881	22,097
GlaxoSmithKline	626,391	14,707
Great Portland Estates	1,863,064	22,898
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Johnson Matthey	427,332	14,652
Lloyds Banking Group	20,450,757	15,267
National Grid	1,628,560	21,638
Prudential	274,301	4,877
Reckitt Benckiser Group	120,238	9,953
RELX	804,051	21,333
Royal Dutch Shell, B Shares	476,254	12,514
Travis Perkins	485,355	9,914
Total United Kingdom (Cost $148,556)		169,850

SHORT-TERM INVESTMENTS 3.8%

Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 1.57% (2)(3)	38,957,126	38,957
Total Short-Term Investments (Cost $38,957)		38,957

Total Investments in Securities 99.9%
(Cost $874,988)		$1,014,504
Other Assets Less Liabilities 0.1%		1,176
Net Assets 100.0%		$1,015,680

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
CVA	Dutch Certificate (Certificaten Van Aandelen)
EUR	Euro
SDR	Swedish Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$225
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$225+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$54,624		¤	¤	$38,957
T. Rowe Price Short-Term
Fund	—		¤	¤	—
Totals					$38,957^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $225 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,957.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price European Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EUROPEAN STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EUROPEAN STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 975,547	$ —	$ 975,547
Short-Term Investments	38,957	—	—	38,957
Total	$38,957	$ 975,547	$ —	$ 1,014,504